Home Office: Harrison, NY Administrative Office:
4333 Edgewood Road NE
Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549-0506	Cedar Rapids, IA 52499

RE:	Separate Account VA-6NY of TFLIC File No. 811-08677, CIK 0001044601 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-6NY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the Semi Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust (CIK: 778207);
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK: 0000896435);
•	The Alger Portfolios (CIK: 0000832566);
•	AllianceBernstein Variable Products Series Fund, Inc. (CIK: 0000825316);
•	Dreyfus Variable Investment Fund (CIK: 0000813383);
•	Janus Aspen Series (CIK: 0000906185);
•	MFS® Variable Insurance Trust (CIK: 0000918571);
•	Morgan Stanley Variable Insurance Fund, Inc. (CIK: 00001011378);

This filing constitutes the filing of those reports as required by rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/Alison Ryan

Alison Ryan

Transamerica Financial Life Insurance Company